Concentration, Risks, and Uncertainties (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Uninsured cash	$ 8,547,000		$ 2,146,000	$ 177,600
Revenue from contract with customer	13,874,200	$ 9,941,000	50,397,000	30,953,500
Customer Concentration Risk [Member] | Lennar Northwest, Inc [Member]
Revenue from contract with customer	$ 7,000,000	$ 0	$ 12,538,000	$ 7,015,000
Concentration risk revenue percentage	50.00%	0.00%	25.00%	23.00%